                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _12/31/2010_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

     July Sarly			   Boston, MA			 2/8/11
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______65_______

Form 13F Information Table Value Total: $___2,205,608_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of December 31, 2010           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------
             ITEM 1:               ITEM 2:   ITEM 3:       ITEM 4:           ITEM 5:
                                                                             SHARES OF
                                     TITLE     CUSIP         FAIR       PRINCIPAL  SHR/PRN/
          NAME OF ISSUER            OF CLASS  NUMBER     MARKET VALUE     AMOUNT   PUT/CALL
AirTran Holdings                     Common  00949P108    36,950,000.00  5,000,000   SHR
Apple Computer Inc.                  Common  037833100    17,095,680.00     53,000   SHR
Atlas Air Worldwide Holdings         Common  049164205    11,736,191.79    210,213   SHR
Addus Homecare Corp                  Common  006739106       725,322.80    176,908   SHR
Allegiant Travel Co RSTD             Common  01748X102    25,243,673.84    512,666   SHR
ARM Holdings PLC-Spons ADR           Common  042068106    35,534,146.75  1,712,489   SHR
Ameristar Casinos, Inc.              Common  03070Q101    65,240,213.94  4,174,038   SHR
BGC Partners                        Class A  05541T101    37,156,868.64  4,471,344   SHR
Boyd Gaming                          Common  103304101    35,868,947.80  3,383,863   SHR
Bally Technologies                   Common  05874B107    88,750,884.00  2,103,600   SHR
Avis Budget Group Inc                Common  053774105    91,577,275.24  5,885,429   SHR
Capital Federal Financial            Common  14057J101       297,750.00     25,000   SHR
Churchill Downs                      Common  171484108    27,531,137.20    634,358   SHR
Majesco Entertainment Co RSTD        Common  560690208       307,960.00    400,000   SHR
Cowen Group Inc CL A                Class A  223622101       530,227.95    113,055   SHR
Dollar Thrifty Automotive GP         Common  256743105   103,584,468.00  2,191,800   SHR
Euronet Worldwide Inc.               Common  298736109     2,157,572.16    123,714   SHR
Vaalco Energy Inc.                   Common  91851C201     1,602,408.00    223,800   SHR
El Paso Corp                         Common  28336L109     1,683,976.32    122,382   SHR
Expedia Inc                          Common  30212P105   108,069,303.94  4,307,266   SHR
FBR Capital Markets Corp             Common  30247C301     1,093,432.98    286,239   SHR
Full House Resorts Inc               Common  359678109     4,410,959.52  1,301,168   SHR
General Motors                       Common  37045V100    13,822,500.00    375,000   SHR
Gastar Exploration Ltd               Common  367299203     3,072,625.20    714,564   SHR
Genesee & Wyoming Inc Cl A          Class A  371559105     8,280,426.90    156,382   SHR
Genoptix Inc                         Common  37243V100    10,461,000.00    550,000   SHR
Hittite Microwave Corp               Common  43365Y104    10,953,078.64    179,441   SHR
Hertz Global Holdings                Common  42805T105    17,640,126.00  1,217,400   SHR
Humana Inc                           Common  444859102     5,474,000.00    100,000   SHR
MarineMax Inc                        Common  567908108     3,740,000.00    400,000   SHR
Intercontinental Hotels ADR          Common  45857P301     7,135,768.83    361,671   SHR
Isle of Capri Casinos                Common  464592104    16,557,493.54  1,620,107   SHR
JetBlue Airways Corp                 Common  477143101    32,849,763.27  4,969,707   SHR
Knight Capital Group, Inc.          Class A  499005106     4,613,334.18    334,542   SHR
Kansas City Southern                 Common  485170302    13,087,221.28    273,448   SHR
Lakes Entertainment Inc              Common  51206P109     5,979,029.25  2,097,905   SHR
Lodgenet Entertainment Corp          Common  540211109    12,112,500.00  2,850,000   SHR
LAM Research Corp                    Common  512807108     8,025,900.00    155,000   SHR
Southwest Airlines                   Common  844741108   175,814,100.00 13,545,000   SHR
Medcath Corporation                  Common  58404W109    20,227,500.00  1,450,000   SHR
Multimedia Games Inc.                Common  625453105     5,580,000.00  1,000,000   SHR
MTR Gaming Group Inc                 Common  553769100     2,783,136.09  1,371,003   SHR
Mosys Inc.                           Common  619718109     2,953,110.00    519,000   SHR
Melco Crown Entertainment ADR        Common  585464100    15,264,000.00  2,400,000   SHR
Marten Transport LTD                 Common  573075108     6,084,170.74    284,573   SHR
Nasdaq OMX Group Inc.                Common  631103108       711,900.00     30,000   SHR
Nintendo Co Ltd-ADR                  Common  654445303     3,091,683.00     85,100   SHR
Ohio Art Co                          Common  677143109       123,525.00     40,500   SHR
Oclaro Inc                           Common  67555N206       787,685.00     59,900   SHR
Oracle Corp                          Common  68389X105    20,376,300.00 651,000.00   SHR
Orbitz Worldwide Inc                 Common  68557K109                  24,605,094   SHR
Priceline.com                        Common  741503403   336,025,945.05    841,011   SHR
Pure Cycle Corp                      Common  746228303    14,203,092.05  4,000,871   SHR
Penn National Gaming                 Common  707569109    68,496,699.55  1,948,697   SHR
Pharmerica Corp                      Common  71714F104     3,116,690.00 272,200.00   SHR
Pinnacle Enmt - check legal name     Common  723456109    36,664,234.76  2,615,138   SHR
Pozen Inc                            Common  73941U102    15,745,324.70  2,367,718   SHR
Realnetworks Inc.                    Common  75605L104     8,823,410.40  2,100,812   SHR
Skechers USA Inc Cl A- change to CL Class A  830566105       900,000.00     45,000   SHR
United Continental Holdings          Common  910047109   357,585,601.80 15,011,990   SHR
UnitedHealth Group Inc               Common  91324P102   213,049,000.00  5,900,000   SHR
United Rentals Inc.                  Common  911363109    16,038,522.50    704,990   SHR
UTI Worldwide Inc                    Common  G87210103     4,038,600.00    190,500   SHR
Wellpoint Inc                        Common  94973V107     5,686,000.00    100,000   SHR
Webzen Inc Spons ADR                 Common  94846M102       484,933.39    267,919   SHR
----------------------------------------------------------------------------------------
                Total Long Equities                    2,205,503,331.99


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
                                                                           (SEC USE ONLY)

As of December 31, 2010       Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------
 ITEM 1:                       ITEM 6:            ITEM 7:             ITEM 8:
                                     INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
          NAME OF ISSUER            (A)  (B) SHARED-   (C)     MANAGERS       (A)       (B)    (C)
                                    SOLE AS DEFINED  SHARED- SEE INSTR. V    SOLE     SHARED  NONE
                                         IN INSTR. V  OTHER
AirTran Holdings                     X                                      5,000,000
Apple Computer Inc.                  X                                         53,000
Atlas Air Worldwide Holdings         X                                        210,213
Addus Homecare Corp                  X                                        176,908
Allegiant Travel Co RSTD             X                                        512,666
ARM Holdings PLC-Spons ADR           X                                      1,712,489
Ameristar Casinos, Inc.              X                                      4,174,038
BGC Partners                         X                                      4,471,344
Boyd Gaming                          X                                      3,383,863
Bally Technologies                   X                                      2,103,600
Avis Budget Group Inc                X                                      5,885,429
Capital Federal Financial            X                                         25,000
Churchill Downs                      X                                        634,358
Majesco Entertainment Co RSTD        X                                        400,000
Cowen Group Inc CL A                 X                                        113,055
Dollar Thrifty Automotive GP         X                                      2,191,800
Euronet Worldwide Inc.               X                                        123,714
Vaalco Energy Inc.                   X                                        223,800
El Paso Corp                         X                                        122,382
Expedia Inc                          X                                      4,307,266
FBR Capital Markets Corp             X                                        286,239
Full House Resorts Inc               X                                      1,301,168
General Motors                       X                                        375,000
Gastar Exploration Ltd               X                                        714,564
Genesee & Wyoming Inc Cl A           X                                        156,382
Genoptix Inc                         X                                        550,000
Hittite Microwave Corp               X                                        179,441
Hertz Global Holdings                X                                      1,217,400
Humana Inc                           X                                        100,000
MarineMax Inc                        X                                        400,000
Intercontinental Hotels ADR          X                                        361,671
Isle of Capri Casinos                X                                      1,620,107
JetBlue Airways Corp                 X                                      4,969,707
Knight Capital Group, Inc.           X                                        334,542
Kansas City Southern                 X                                        273,448
Lakes Entertainment Inc              X                                      2,097,905
Lodgenet Entertainment Corp          X                                      2,850,000
LAM Research Corp                    X                                        155,000
Southwest Airlines                   X                                     13,545,000
Medcath Corporation                  X                                      1,450,000
Multimedia Games Inc.                X                                      1,000,000
MTR Gaming Group Inc                 X                                      1,371,003
Mosys Inc.                           X                                        519,000
Melco Crown Entertainment ADR        X                                      2,400,000
Marten Transport LTD                 X                                        284,573
Nasdaq OMX Group Inc.                X                                         30,000
Nintendo Co Ltd-ADR                  X                                         85,100
Ohio Art Co                          X                                         40,500
Oclaro Inc                           X                                         59,900
Oracle Corp                          X                                        651,000
Orbitz Worldwide Inc                 X                                     24,605,094
Priceline.com                        X                                        841,011
Pure Cycle Corp                      X                                      4,000,871
Penn National Gaming                 X                                      1,948,697
Pharmerica Corp                      X                                        272,200
Pinnacle Enmt - check legal name     X                                      2,615,138
Pozen Inc                            X                                      2,367,718
Realnetworks Inc.                    X                                      2,100,812
Skechers USA Inc Cl A- change to CL  X                                         45,000
United Continental Holdings          X                                     15,011,990
UnitedHealth Group Inc               X                                      5,900,000
United Rentals Inc.                  X                                        704,990
UTI Worldwide Inc                    X                                        190,500
Wellpoint Inc                        X                                        100,000
Webzen Inc Spons ADR                 X                                        267,919
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